FundX ETF - XCOR
FundX Aggressive ETF - XNAV
FundX Flexible ETF - XFLX
FundX Conservative ETF - XRLX
(together, the "Funds")

Supplement dated July 26, 2024 to the
Prospectus and Statement of Additional Information (“SAI”)
dated January 31, 2024

This supplement is being filed to inform shareholders that, effective June 30, 2024, Mr. Martin DeVault no longer serves as a Portfolio Manager to the Funds. Accordingly, all references to Mr. DeVault are hereby removed in their entirety in the Funds' Prospectus and Statement of Additional Information.
In addition, effective June 30, 2024, Mr. Mark Dea was added as a Portfolio Manager to the Funds.
The disclosure regarding portfolio managers for the FundX ETF under the heading "Portfolio Managers" on page 7 of the Prospectus is hereby revised as follows:
Portfolio Managers
Janet Brown and Sean McKeon have served as portfolio managers of the Predecessor Fund since its 2001 inception and serve as portfolio managers of the FundX ETF since its inception in October 2022. Mark Dea has served as portfolio manager of the Fund since June 2024.
The disclosure regarding portfolio managers for the FundX Aggressive ETF under the heading "Portfolio Managers" on page 14 of the Prospectus is hereby revised as follows:
Portfolio Managers
Janet Brown and Sean McKeon have served as portfolio managers of the Predecessor Fund since its 2002 inception and serve as portfolio managers of the Aggressive ETF since its inception in October 2022. Mark Dea has served as portfolio manager of the Fund since June 2024.
The list of Portfolio Managers for the FundX Flexible ETF under the heading "Portfolio Managers" on page 21 of the Prospectus is hereby revised as follows:
Portfolio Managers

Name	Title	Managed the Flexible ETF Since
Janet Brown	Portfolio Manager	July 2002 (the Fund’s inception)
Mark Dea	Portfolio Manager	June 2024
Sean McKeon	Portfolio Manager	July 2002 (the Fund’s inception)

The list of Portfolio Managers for the FundX Conservative ETF under the heading "Portfolio Managers" on page 28 of the Prospectus is hereby revised as follows:
Portfolio Managers

Name	Title	Managed the Conservative ETF Since
Janet Brown	Portfolio Manager	July 2002 (the Fund’s inception)
Mark Dea	Portfolio Manager	June 2024
Sean McKeon	Portfolio Manager	July 2002 (the Fund’s inception)
The list of members of the investment committee for the Funds under the heading "Portfolio Managers" on page 39 of the Prospectus is hereby revised as follows:
Portfolio Managers
Investment decisions for each of the Funds are made by an investment committee consisting of senior portfolio managers and experienced investment professionals within the Advisor’s organization. No one person is solely responsible for the day-to-day management of a Fund’s portfolio. The members of the investment committee are listed in the table below.

Name	Title	Tenure with the Advisor*
Janet Brown	Portfolio Manager	1978
Mark Dea	Portfolio Manager	2006
Sean McKeon	Portfolio Manager	1990
* The Advisor to the Funds was FundX Investment Group, LLC from 2001 – 2022 and is One Capital Management, LLC from 2022 – present.
The disclosure regarding other accounts managed by the investment committee under the heading "Portfolio Managers" on page 33 of the SAI is hereby revised as follows:
Portfolio Managers
The Funds are managed by an investment committee consisting of Ms. Janet Brown, and Messrs. Mark Dea and Sean McKeon, whom are all considered “Portfolio Managers”.
The information below represents all of the other accounts managed by the investment committee as of September 30, 2023:

Category of Account	Total Number of Accounts Managed	Total Assets in Accounts Managed	Number of Accounts for which Advisory Fee is Based on Performance	Assets in Accounts for which Advisory Fee is Based on Performance
Other Registered Investment Companies	0	$0	0	0
Other Pooled Investment Vehicles	1	$7,685,745	0	0
Other Accounts	2,603	$4,125,336,576	0	0

The disclosure regarding ownership of the Funds by the portfolio managers under the heading "Portfolio Managers" on page 34 of the SAI is hereby revised as follows:
The following indicates the beneficial ownership of each Portfolio Manager of each Predecessor Fund as of September 30, 2023:

Amount Invested Key A.None B.$1-$10,000 C.$10,001-$50,000 D.$50,001-$100,000 E.$100,001-$500,000 F.$500,001-$1,000,000 G.Over $1,000,000

Name of Portfolio Manager	Dollar Range of Equity Securities in each Fund (A. None, B. $1-$10,000, C. $10,001-$50,000, D. $50,001-$100,000, E. $100,001-$500,000, F. $500,001-$1,000,000, G. Over $1,000,000)
	Upgrader Fund	Aggressive Upgrader Fund	Flexible Income Fund	Conservative Upgrader Fund
Janet Brown	A	E	A	A
Mark Dea	A	A	A	A
Sean McKeon	E	C	E	D

Please contact the Fund at 1-866-455‑FUND [3863] or your financial advisor if you have questions or need assistance. These documents are available upon request and without charge by calling the Fund at 1-866-455‑FUND [3863].

Please retain this Supplement with your Prospectus and SAI for future reference.